Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Due to service providers	$ 1,656	$ 1,335	$ 878
Due to professionals	158	506	542
Financed insurance	460	963	361
Accrued interest	164	168	77
Other	10	654
Other accrued liabilities	$ 2,448	$ 3,626	$ 1,858